SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SEGMENT REPORTING
Summary of information about reported segment profit or loss

Information about Reported Segment Profit or Loss

For the Three Months Ended September 30, 2021	Retail	Software & Services	Total
Grocery net revenue	$24,495,529	$—	$24,495,529
Home & Household net revenue	12,628,647	—	12,628,647
Other net revenue (1)	1,062,482	—	1,062,482
Software & Services net revenue	—	10,823,733	10,823,733
Total net revenue	$38,186,658	$10,823,733	$49,010,391
Operating income (loss)	$(15,644,223)	$10,276,633	$(5,367,590)
For the Three Months Ended September 30, 2020
Total net revenue	$40,861,101	$—	$40,861,101
Operating income (loss)	(5,435,916)	(661,434)	(6,097,350)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.

For the Nine Months Ended September 30, 2021	Retail	Software & Services	Total
Grocery net revenue	$72,907,539	$—	$72,907,539
Home & Household net revenue	40,874,517	—	40,874,517
Other net revenue (1)	3,471,252	—	3,471,252
Software & Services net revenue	—	14,964,833	14,964,833
Total net revenue	$117,253,308	$14,964,833	$132,218,141
Operating income (Loss)	$(44,416,754)	$13,606,929	$(30,809,825)

For the Nine Months Ended September 30, 2020
Total net revenue	$143,926,813	$—	$143,926,813
Operating income (loss)	$(18,944,236)	$(1,824,174)	$(20,768,410)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.

	Software &
	Retail	Services	Total
Year Ended December 31, 2018
Revenue	$140,235,922	$—	$140,235,922
Operating Loss	(50,229,706)	—	(50,229,706)
Year Ended December 31, 2019
Revenue	$173,692,897	$300,000	$173,992,897
Operating Loss	(63,082,583)	(2,610,740)	(65,693,323)
Year Ended December 31, 2020
Revenue	$187,173,834	$—	$187,173,834
Operating Loss	(26,244,100)	(2,442,662)	(28,686,762)